SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Thomas R. Phillips
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2016
Date of reporting period: November 30, 2015

Item 1. Semi-Annual Report

(logo omitted)

Amana Mutual Funds Trust

Semi-Annual Report

November 30, 2015	Income Fund AMANX | AMINX Growth Fund AMAGX | AMIGX Developing World Fund AMDWX | AMIDX Participation Fund AMAPX | AMIPX

Performance Summary (as of December 31, 2015)

Average Annual Returns (before any taxes paid by shareowners)	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Amana Income Fund Investor Shares (AMANX)	-2.86%	11.20%	8.98%	8.47%	1.13%
Amana Income Fund Institutional Shares (AMINX)	-2.62%	n/a	n/a	n/a	0.88%
Amana Growth Fund Investor Shares (AMAGX)	-0.42%	11.73%	8.77%	7.85%	1.08%
Amana Growth Fund Institutional Shares (AMIGX)	-0.21%	n/a	n/a	n/a	0.83%
Amana Developing World Fund Investor Shares (AMDWX)	-17.02%	-6.00%	-4.00%	n/a	1.54%
Amana Developing World Fund Institutional Shares (AMIDX)	-16.73%	n/a	n/a	n/a	1.24%
Amana Participation Fund Investor Shares (AMAPX)	n/a	n/a	n/a	n/a	1.10%
Amana Participation Fund Institutional Shares (AMIPX)	n/a	n/a	n/a	n/a	0.85%

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-888-732-6262 or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may affect performance.

A Note about Risk: Please see the Notes to Financial Statements beginning on page 31 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 28, 2015, and incorporates results for the fiscal year ended May 31, 2015. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period.

The Amana Participation Fund began operations on September 28, 2015 and consequently does not have performance data to report.

The Morningstar Analyst Rating is not a credit or risk rating. It is a subjective evaluation performed by the mutual fund analysts of Morningstar, Inc. Morningstar evaluates funds based on five key pillars, which are process, performance, people, parent, and price. Morningstar's analysts use this five-pillar evaluation to identify funds they believe are more likely to outperform over the long term on a risk-adjusted basis. Analysts consider quantitative and qualitative factors in their research, but the assessment of each pillar and how they are combined is driven by the analyst's overall assessment and overseen by Morningstar's Analyst Rating Committee. The approach serves not as a formula but as a framework to ensure consistency across Morningstar's global coverage universe.

The Analyst Rating scale ranges from Gold to Negative, with Gold being the highest rating and Negative being the lowest rating. A fund with a "Gold" rating distinguishes itself across the five pillars and has garnered the analysts' highest level of conviction. A fund with a "Silver" rating has notable advantages across several, but perhaps not all, of the five pillars — strengths that give the analysts a high level of conviction. A "Bronze"-rated fund has advantages that outweigh the disadvantages across the five pillars, with sufficient level of analyst conviction to warrant a positive rating. A fund with a "Neutral" rating isn't seriously flawed across the five pillars, nor does it distinguish itself very positively. A "Negative"-rated fund is flawed in at least one pillar, if not more, and is considered an inferior offering to its peers. Analyst Ratings are re-evaluated every 14 months. For more detailed information about Morningstar's Analyst Rating, including its methodology, please go to www.morningstar.com.

The Morningstar Analyst Rating should not be used as the sole basis in evaluating a mutual fund. Morningstar Analyst Ratings are based on Morningstar's current expectations about future events; therefore, in no way does Morningstar or Amana Mutual Funds represent ratings as a guarantee, nor should they be viewed by an investor as such. Morningstar Analyst Ratings involve unknown risks and uncertainties, which may cause Morningstar's expectations not to occur or to differ significantly from what was expected.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Amana Funds, please call toll-free 1-888-732-6262 or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

2	Semi-Annual Report	November 30, 2015

Fellow Shareowners:

US equity markets slipped a little for Amana's six-month fiscal period ended November 30, 2015. Total return for the S&P 500 Index was -0.21%, and the Dow Jones Islamic Market US Index was -0.66%. Smaller US companies underperformed, with the Russell 2000 Index dropping -3.21% for the period. Foreign markets were considerably weaker, with the MSCI Emerging Markets Index declining -17.67%.

Our portfolio returns were in line with market averages. Amana Growth Investor Shares returned -1.48%, Amana Income Investor Shares returned -2.36%, and Amana Developing World Investor Shares -12.34% during the same period. Institutional shares posted slightly better returns: Amana Growth -1.36%, Amana Income -2.26%, and Amana Developing World -12.20%.

The Amana Funds follow Islamic principles, which preclude most investments in the banking and financial sectors. We favor companies with low debt levels and strong balance sheets.

Strong Long-Term Results

As experienced investors, we know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a lengthier time span. That's why the recognition that Amana continues to receive for superlative long-term performance is so important to our shareowners.

As of November 30, 2015, Amana Income Investor Shares and Amana Growth Investor Shares continued to outperform their S&P 500 benchmark over the long term. Over 10 years, Amana Income Investor returned a compound 8.79% and Amana Growth Investor returned 8.13% — while the S&P 500 Index had a total return of 7.48%. Over twenty years, Amana Income Investor returned a compound 9.46% and Amana Growth Investor returned 10.10% — while the S&P 500 Index had a total return of 8.37%.

Also as of November 30, 2015, Morningstar's analysts continued to rank both Amana Income Fund Investor and Amana Growth Fund Investor Shares with "Silver Shield" Analyst Ratings. The Analyst Ratings evaluate mutual funds based on five key pillars that Morningstar believes indicate funds that are more likely to outperform over the long term on a risk-adjusted basis.

Please refer to each Fund's "Performance Summary" details in the following pages.

Amana Participation Fund Begins Operations

The Trustees approved a fourth Amana mutual fund portfolio called the Amana Participation Fund, which began operations on September 28, 2015. The objectives of the Participation Fund are capital preservation and current income, consistent with Islamic principles. An initial Schedule of Investments is found on page 27.

The Fund invests primarily in income-producing notes and certificates issued by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. We are investing slowly in response to choppy market conditions during this startup phase.

Institutional Shares

Amana's shareowners approved its reorganization into a Delaware trust, allowing the introduction of Institutional Shares on September 25, 2013. Without 12b-1 distribution expenses and related services, lower cost Institutional Shares are proving very popular. By November 30, 2015, Amana's Institutional share assets totaled more than $530 million.

Institutional shares have lower expense ratios. For the six months, Amana Income Institutional Shares reports an annualized expense ratio of 0.89%, Amana Growth Institutional Shares 0.84%, Amana Developing World Institutional Shares 1.20%, and, since inception, Amana Participation Fund Institutional Shares 0.61%. The Amana Funds have liberal qualification rules for Institutional shares, and many accounts (such as 401(k) retirement plans) are exempt from the $100,000 account value requirement.

Going Forward

The strong US economy, and tentative efforts to increase US interest rates, is attracting money from around the world. Unemployment is down, consumer confidence has recovered, and low interest rates are boosting auto sales and investment. Corporate earnings for 2016 may not improve significantly over a healthy 2015, but the outlook for every industry varies.

The future is always different from the past, and we vigilantly watch the major trends. Globally, especially in developing countries such as Brazil and China, a collapse in commodity prices during the last 18 months has depressed economic activity and growth.

Amana Mutual Funds embody basic principles of sound finance: good governance, transparency, fairness, and risk sharing. The Trustees are active, taking seriously their responsibilities to shareowners. For more information, please visit www.amanafunds.com or call 1-888-732-6262.

Respectfully,

(photo omitted)

Nicholas Kaiser,
President & Portfolio Manager

(photo omitted)

M. Yaqub Mirza,
Independent Board Chairman

Semi-Annual Report	November 30, 2015	3

Amana Income Fund: Performance Summary

Average Annual Returns (as of November 30, 2015)

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMANX)	-1.70%	10.64%	8.79%	1.13%
Institutional Shares (AMINX)²	-1.46%	n/a	n/a	0.88%
S&P 500 Index	2.75%	14.39%	7.48%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2005, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $23,215 versus $20,574 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated September 28, 2015, and incorporates results for the fiscal year ended May 31, 2015. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent older fiscal periods.

² Institutional shares of the Amana Income Fund began operations September 25, 2013.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Eli Lilly	3.8%	Large Pharma	16.8%	█
Nike	3.8%	Household Products	7.4%	█
Microsoft	3.7%	Packaged Food	6.8%	█
Illinois Tool Works	3.5%	Specialty Chemicals	6.3%	█
Bristol-Myers Squibb	3.2%	Basic & Diversified Chemicals	5.0%	█
PPG Industries	3.2%	Semiconductor Devices	4.7%	█
Honeywell International	3.1%	Apparel, Footwear & Accessory Design	3.8%	█
3M	3.0%	Infrastructure Software	3.7%	█
Colgate-Palmolive	2.9%	Industrial Machinery	3.5%	█
Novartis ADS	2.9%	Commercial & Residential Building Equipment & Systems	3.1%	█
		Containers & Packaging	3.0%	█
		Automotive Wholesalers	2.7%	█
		Measurement Instruments	2.6%	█
		Rail Freight	2.4%	█
		Courier Services	2.3%	█
		Non Wood Building Materials	2.2%	█
		Flow Control Equipment	2.1%	█
		Other industries < 2%	18.3%	█
		Other assets (net of liabilities)	3.3%	█

4	Semi-Annual Report	November 30, 2015

Amana Income Fund: Schedule of Investments

Common Stocks — 96.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Publishing & Broadcasting
Pearson ADS	75,000	$720,720	$924,750	0.1%

		720,720	924,750	0.1%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike	380,000	12,158,122	50,266,400	3.8%

Auto Parts
Johnson Controls	500,000	13,108,417	23,000,000	1.7%

Automotive Wholesalers
Genuine Parts	400,000	15,835,680	36,252,000	2.7%

Home Improvement
Stanley Black & Decker	100,000	6,793,209	10,916,000	0.8%

		47,895,428	120,434,400	9.0%

Consumer Staples

Beverages
PepsiCo	250,000	15,481,726	25,040,000	1.9%

Household Products
Colgate-Palmolive	600,000	21,167,901	39,408,000	2.9%
Kimberly-Clark	300,000	18,575,746	35,745,000	2.7%
Procter & Gamble	150,000	7,902,175	11,226,000	0.8%
Unilever ADS	325,000	8,850,327	13,926,250	1.0%
		56,496,149	100,305,250	7.4%

Packaged Food
General Mills	600,000	19,156,589	34,656,000	2.6%
JM Smucker	250,000	13,340,013	30,297,500	2.3%
McCormick & Co	300,000	14,110,805	25,776,000	1.9%
		46,607,407	90,729,500	6.8%

		118,585,282	216,074,750	16.1%

Energy

Exploration & Production
ConocoPhillips	240,000	7,821,257	12,972,000	1.0%

Integrated Oils
ExxonMobil	270,000	17,143,888	22,048,200	1.6%

Refining & Marketing
Phillips 66	210,000	6,845,517	19,221,300	1.4%

		31,810,662	54,241,500	4.0%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	5

Amana Income Fund: Schedule of Investments

Common Stocks — 96.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Health Care

Health Care Supplies
Becton, Dickinson & Co.	150,000	$10,590,690	$22,537,500	1.7%

Large Pharma
AbbVie	350,000	9,148,094	20,352,500	1.5%
Bristol-Myers Squibb	650,000	15,185,381	43,556,500	3.2%
Eli Lilly	620,000	22,314,728	50,864,800	3.8%
GlaxoSmithKline ADS	400,000	14,141,469	16,204,000	1.2%
Johnson & Johnson	180,000	10,673,344	18,223,200	1.4%
Novartis ADS	450,000	22,518,080	38,358,000	2.9%
Pfizer	1,150,000	20,853,910	37,685,500	2.8%
		114,835,006	225,244,500	16.8%

Life Science Equipment
Abbott Laboratories	350,000	8,392,885	15,722,000	1.2%

		133,818,581	263,504,000	19.7%

Industrials

Aircraft & Parts
United Technologies	250,000	14,326,612	24,012,500	1.8%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	17,421,205	41,580,000	3.1%

Courier Services
United Parcel Service	300,000	19,152,084	30,903,000	2.3%

Flow Control Equipment
Parker Hannifin	275,000	12,527,667	28,781,500	2.1%

Industrial Automation Controls
Emerson Electric	390,000	17,726,581	19,500,000	1.5%

Industrial Distribution & Rental
W.W. Grainger	80,000	7,590,798	16,043,200	1.2%

Industrial Machinery
Illinois Tool Works	500,000	23,226,178	46,990,000	3.5%

Measurement Instruments
Rockwell Automation	325,000	15,208,967	34,593,000	2.6%

Rail Freight
Canadian National Railway	534,000	12,727,273	31,906,500	2.4%

		139,907,365	274,309,700	20.5%

Continued on next page.

6	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

Common Stocks — 96.7%	Number of Shares	Cost	Market Value	Percentage of Assets

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	250,000	$8,113,615	$5,055,000	0.4%

Basic & Diversified Chemicals
Air Products & Chemicals	225,000	13,931,068	30,800,250	2.3%
Methanex	300,000	5,849,587	11,766,000	0.9%
Praxair	220,000	16,103,769	24,816,000	1.8%
		35,884,424	67,382,250	5.0%

Containers & Packaging
3M	260,000	19,087,244	40,710,800	3.0%

Non Wood Building Materials
Carlisle	330,000	9,208,050	29,188,500	2.2%

Specialty Chemicals
E.I. du Pont de Nemours	500,000	22,025,909	33,670,000	2.5%
PPG Industries	400,000	13,211,578	42,296,000	3.2%
RPM International	180,000	3,642,493	8,456,400	0.6%
		38,879,980	84,422,400	6.3%

		111,173,313	226,758,950	16.9%

Technology

Infrastructure Software
Microsoft	900,000	21,325,615	48,915,000	3.7%

Semiconductor Devices
Intel	1,000,000	18,997,605	34,770,000	2.6%
Microchip Technology	600,000	17,526,721	28,968,000	2.1%
		36,524,326	63,738,000	4.7%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	850,048	8,455,615	19,347,092	1.4%

		66,305,556	132,000,092	9.8%

Utilities

Utility Networks
National Fuel Gas	170,000	7,593,521	7,772,400	0.6%

		7,593,521	7,772,400	0.6%

Total investments		$657,810,428	1,296,020,542	96.7%
Other assets (net of liabilities)			43,998,801	3.3%
Total net assets			$1,340,019,343	100.0%
ADS: American Depositary Share

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	7

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2015

Assets
Investments in securities, at value (Cost $657,810,428)	$1,296,020,542
Cash	42,249,355
Dividends and income	5,575,978
Receivable for Fund shares sold	720,322
Receivable for security sales	106,043
Insurance reserve premium	2,529
Total assets	1,344,674,769
Liabilities
Payable for Fund shares redeemed	3,234,380
Payable to affiliates	999,621
Accrued expenses	368,902
Accrued distribution fee	52,523
Total liabilities	4,655,426
Net Assets	$1,340,019,343

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$624,488,953
Undistributed net investment income	10,160,307
Accumulated net realized gain	67,159,969
Unrealized net appreciation on investments	638,210,114
Net assets applicable to Fund shares outstanding	$1,340,019,343

Net asset value per Investor Share	AMANX
Net assets, at value	$1,093,395,685
Shares outstanding	23,823,488
Net asset value, offering and redemption price per share	$45.90

Net asset value per Institutional Share	AMINX
Net assets, at value	$246,623,658
Shares outstanding	5,371,519
Net asset value, offering and redemption price per share	$45.91

Statement of Operations
Period ended November 30, 2015

Investment income
Dividends (net of foreign taxes of $424,003)	$17,744,936
Miscellaneous income	558
Total investment income	17,745,494
Expenses
Investment adviser fees	5,944,060
Distribution fees — Investor Shares	1,445,287
Printing and postage	63,867
Custodian fees	38,659
Professional fees	29,216
Filing and registration fees	24,803
Retirement plan custodial fees
Investor Shares	21,073
Institutional Shares	1,491
Trustee fees	18,354
Shareowner servicing fees
Investor Shares	17,734
Institutional Shares	415
Other expenses	17,559
Chief Compliance Officer expenses	17,446
Total gross expenses	7,639,964
Less custodian fee credits	(38,659)
Net expenses	7,601,305
Net investment income	$10,144,189

Net realized gain from investments and foreign currency	$36,142,808
Net decrease in unrealized appreciation on investments	(84,761,930)
Net loss on investments	$(48,619,122)

Net decrease in net assets resulting from operations	$(38,474,933)

8	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Income Fund

Statements of Changes in Net Assets	Period ended November 30, 2015	Year ended May 31, 2015
Increase (decrease) in net assets from operations
From operations
Net investment income	$10,144,189	$20,164,530
Net realized gain on investments	36,142,808	41,494,457
Net increase (decrease) in unrealized appreciation	(84,761,930)	29,429,116
Net increase (decrease) in net assets	(38,474,933)	91,088,103
Distributions to shareowners from
Net investment income
Investor Shares	-	(18,048,444)
Institutional Shares	-	(2,094,316)
Capital gains distribution
Investor Shares	-	(12,769,618)
Institutional Shares	-	(1,056,932)
Total distributions	-	(33,969,310)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	44,202,053	200,414,957
Institutional Shares	130,000,890	87,738,058
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	30,305,935
Institutional Shares	-	2,952,025
Cost of shares redeemed
Investor Shares	(276,111,906)	(451,461,099)
Institutional Shares	(27,994,866)	(26,945,842)
Net decrease in net assets	(129,903,829)	(156,995,966)
Total decrease in net assets	(168,378,762)	(99,877,173)

Net assets
Beginning of period	1,508,398,105	1,608,275,278
End of period	1,340,019,343	1,508,398,105

Undistributed net investment income	$10,160,307	$16,118

Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold	980,372	4,324,363
Number of shares issued in reinvestment of dividends and distributions	-	648,325
Number of shares redeemed	(6,032,429)	(9,721,001)
Net decrease in number of shares outstanding	(5,052,057)	(4,748,313)

Institutional Shares (AMINX)
Number of shares sold	2,786,963	1,875,703
Number of shares issued in reinvestment of dividends and distributions	-	63,184
Number of shares redeemed	(626,558)	(577,639)
Net increase in number of shares outstanding	2,160,405	1,361,248

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	9

Amana Income Fund: Financial Highlights

Investor Shares (AMANX)	Period ended	Year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30 2015	2015	2014	2013	2012	2011
Net asset value at beginning of period	$47.01	$45.34	$38.79	$31.77	$33.91	$27.28
Income from investment operations
Net investment income	0.32¹	0.58¹	0.72¹	0.58	0.49	0.44
Net gains (losses) on securities (both realized and unrealized)	(1.43)	2.10	6.56	7.03	(1.98)	6.63
Total from investment operations	(1.11)	2.68	7.28	7.61	(1.49)	7.07
Less distributions
Dividends (from net investment income)	-	(0.60)	(0.73)	(0.58)	(0.49)	(0.44)
Distributions (from capital gains)	-	(0.41)	-	(0.01)	(0.17)	-
Total distributions	-	(1.01)	(0.73)	(0.59)	(0.66)	(0.44)
Paid-in capital from early redemption fees	n/a	n/a	n/a	0.002	0.01	0.002

Net asset value at end of period	$45.90	$47.01	$45.34	$38.79	$31.77	$33.91

Total Return	(2.36)%³	5.94%	18.82%	24.08%	(4.36)%	25.97%

Ratios / supplemental data
Net assets ($000), end of period	$1,093,396	$1,357,567	$1,524,471	$1,433,461	$1,296,998	$1,399,997
Ratio of expenses to average net assets
Before custodian fee credits	1.14%[4]	1.13%	1.15%	1.19%	1.20%	1.21%
After custodian fee credits	1.14%[4]	1.12%	1.14%	1.18%	1.20%	1.20%
Ratio of net investment income after custodian fee credits to average net assets	1.41%[4]	1.26%	1.71%	1.58%	1.52%	1.47%
Portfolio turnover rate	0%	0%	1%	1%	3%	3%

Institutional Shares (AMINX)	Period ended	Year ended	Period ended[5]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2015	May 31, 2015	May 31, 2014
Net asset value at beginning of period	$46.97	$45.30	$40.66
Income from investment operations
Net investment income	0.39¹	0.72¹	0.69¹
Net gains (losses) on securities (both realized and unrealized)	(1.45)	2.09	4.79
Total from investment operations	(1.06)	2.81	5.48
Less distributions
Dividends (from net investment income)	-	(0.73)	(0.84)
Distributions (from capital gains)	-	(0.41)	-
Total distributions	-	(1.14)	(0.84)

Net asset value at end of period	$45.91	$46.97	$45.30

Total Return	(2.26)%[3]	6.22%	13.53%[3]

Ratios / supplemental data
Net assets ($000), end of period	$246,624	$150,831	$83,805
Ratio of expenses to average net assets
Before custodian fee credits	0.89%[4]	0.88%	0.90%[4]
After custodian fee credits	0.89%[4]	0.87%	0.90%[4]
Ratio of net investment income after custodian fee credits to average net assets	1.76%[4]	1.54%	2.32%[4]
Portfolio turnover rate	0%	0%	1%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Not Annualized
4 Annualized
5 Operations commenced on 09/25/2013

10	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Performance Summary

Average Annual Returns (as of November 30, 2015)

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMAGX)	0.14%	10.08%	8.13%	1.08%
Institutional Shares (AMIGX)²	0.32%	n/a	n/a	0.83%
S&P 500 Index	2.75%	14.39%	7.48%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2005, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $21,857 versus $20,574 in the Index. Please note that investors cannot invest directly in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated September 28, 2015, and incorporates results for the fiscal year ended May 31, 2015. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Growth Fund began operations September 25, 2013.

Fund Objective

The objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Adobe Systems	4.9%	Large Pharma	11.0%	█
Amgen	4.6%	Application Software	10.4%	█
Apple	4.5%	Household Products	8.5%	█
Intuit	4.1%	Communications Equipment	7.1%	█
Church & Dwight	3.7%	Biotech	5.8%	█
Lowe's	3.3%	Semiconductor Devices	5.2%	█
Novo Nordisk ADS	3.3%	Infrastructure Software	4.3%	█
TJX Companies	3.0%	Rail Freight	4.0%	█
Express Scripts Holding	3.0%	Semiconductor Manufacturing	3.4%	█
Akamai Technologies	2.9%	Home Products Stores	3.3%	█
		Specialty Apparel Stores	3.0%	█
		Health Care Supply Chain	3.0%	█
		Measurement Instruments	2.8%	█
		Courier Services	2.4%	█
		Beverages	2.4%	█
		Internet Media	2.3%	█
		IT Services	2.1%	█
		Life Science Equipment	2.0%	█
		Other industries < 2%	14.5%	█
		Other assets (net of liabilities)	2.5%	█

Semi-Annual Report	November 30, 2015	11

Amana Growth Fund: Schedule of Investments

Common Stocks — 97.5%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	55,000	$14,419,301	$41,956,750	2.3%

		14,419,301	41,956,750	2.3%

Consumer Discretionary

Auto Parts
Gentex	1,200,000	11,341,024	20,082,000	1.1%

Automotive Wholesalers
Genuine Parts	100,000	4,521,739	9,063,000	0.5%

Home & Office Product Wholesalers
Fastenal	600,000	13,668,571	24,348,000	1.3%

Home Products Stores
Lowe's	790,000	18,730,150	60,514,000	3.3%

Specialty Apparel Stores
TJX Companies	800,000	17,044,660	56,480,000	3.0%

		65,306,144	170,487,000	9.2%

Consumer Staples

Beverages
PepsiCo	435,000	25,165,943	43,569,600	2.4%

Household Products
Church & Dwight	800,000	31,059,800	68,616,000	3.7%
Clorox	290,000	16,591,912	36,047,000	1.9%
Estee Lauder	640,000	26,422,283	53,836,800	2.9%
		74,073,995	158,499,800	8.5%

		99,239,938	202,069,400	10.9%

Health Care

Biotech
Amgen	532,440	29,303,222	85,866,599	4.6%
Celgene¹	200,000	7,547,036	21,891,000	1.2%
		36,850,258	107,757,599	5.8%

Health Care Services
VCA Antech¹	620,000	17,290,742	34,118,600	1.8%

Health Care Supply Chain
Express Scripts Holding¹	650,000	22,597,762	55,562,000	3.0%

Large Pharma
Eli Lilly	650,000	23,224,550	53,326,000	2.9%
Johnson & Johnson	420,000	25,247,247	42,520,800	2.3%
Novartis ADS	550,000	24,515,428	46,882,000	2.5%
Novo Nordisk ADS	1,100,000	10,428,308	60,467,000	3.3%
		83,415,533	203,195,800	11.0%

Continued on next page.

12	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Schedule of Investments

Common Stocks — 97.5%	Number of Shares	Cost	Market Value	Percentage of Assets

Health Care (continued)

Life Science Equipment
Agilent Technologies	900,000	$16,302,137	$37,638,000	2.0%

Medical Devices
Stryker	300,000	15,657,168	28,938,000	1.5%

Medical Equipment
Dentsply International	275,000	8,223,990	16,681,500	0.9%

		200,337,590	483,891,499	26.0%

Industrials

Aircraft & Parts
Harris	390,000	11,806,300	32,420,700	1.7%

Building Sub Contractors
EMCOR Group	700,000	14,885,660	35,280,000	1.9%

Courier Services
United Parcel Service	425,000	27,957,545	43,779,250	2.4%

Measurement Instruments
Keysight Technologies¹	450,000	6,495,281	13,864,500	0.7%
Trimble Navigation¹	1,700,000	20,463,059	38,930,000	2.1%
		26,958,340	52,794,500	2.8%

Metalworking Machinery
Lincoln Electric	500,000	13,126,984	28,225,000	1.5%

Rail Freight
Norfolk Southern	430,000	22,421,783	40,875,800	2.2%
Union Pacific	392,654	22,243,191	32,963,303	1.8%
		44,664,974	73,839,103	4.0%

		139,399,803	266,338,553	14.3%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	20,854,762	18,198,000	1.0%

		20,854,762	18,198,000	1.0%

Technology

Application Software
Adobe Systems¹	1,000,000	29,386,522	91,460,000	4.9%
Intuit	764,000	24,486,129	76,552,800	4.1%
SAP ADS	316,379	19,947,795	24,993,941	1.4%
		73,820,446	193,006,741	10.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	13

Amana Growth Fund: Schedule of Investments

Common Stocks — 97.5%	Number of Shares	Cost	Market Value	Percentage of Assets

Technology (continued)

Communications Equipment
Apple	700,000	2,876,770	82,845,000	4.5%
Cisco Systems	1,800,000	33,764,110	49,068,000	2.6%
		36,640,880	131,913,000	7.1%

Information Services
Gartner¹	250,000	6,468,834	23,325,000	1.3%

Infrastructure Software
Akamai Technologies¹	940,000	19,324,892	54,153,400	2.9%
Oracle	650,000	12,885,855	25,330,500	1.4%
		32,210,747	79,483,900	4.3%

IT Services
Convergys	511,033	5,901,758	13,164,210	0.7%
Infosys ADS	1,600,000	15,491,755	26,688,000	1.4%
		21,393,513	39,852,210	2.1%

Semiconductor Devices
Qualcomm	800,000	30,482,851	39,032,000	2.1%
SanDisk	370,000	15,992,445	27,331,900	1.5%
Xilinx	600,000	14,947,540	29,814,000	1.6%
		61,422,836	96,177,900	5.2%

Semiconductor Manufacturing
ASML	385,000	14,279,290	35,697,200	1.9%
Taiwan Semiconductor ADS	1,243,297	12,977,323	28,297,440	1.5%
		27,256,613	63,994,640	3.4%

		259,213,869	627,753,391	33.8%

Total investments		$798,771,407	1,810,694,593	97.5%
Other assets (net of liabilities)			47,314,578	2.5%
Total net assets			$1,858,009,171	100.0%
¹ Non-income producing security ADS: American Depositary Share

14	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2015

Assets
Investments in securities, at value (Cost $798,771,407)	$1,810,694,593
Cash	49,001,599
Dividends and income	3,862,406
Receivable for Fund shares sold	564,999
Total assets	1,864,123,597
Liabilities
Payable for Fund shares redeemed	4,130,459
Payable to affiliates	1,292,693
Accrued expenses	614,855
Accrued distribution fee	76,419
Total liabilities	6,114,426
Net Assets	$1,858,009,171

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$714,108,800
Undistributed net investment income	10,408,305
Accumulated net realized gain	121,568,880
Unrealized net appreciation on investments	1,011,923,186
Net assets applicable to Fund shares outstanding	$1,858,009,171

Net asset value per Investor Share	AMAGX
Net assets, at value	$1,592,065,182
Shares outstanding	45,991,594
Net asset value, offering and redemption price per share	$34.62

Net asset value per Institutional Share	AMIGX
Net assets, at value	$265,943,989
Shares outstanding	7,666,454
Net asset value, offering and redemption price per share	$34.69

Statement of Operations
Period ended November 30, 2015

Investment income
Dividends (Net of foreign taxes of $241,127)	$15,517,108
Miscellaneous income	248
Total investment income	15,517,356
Expenses
Investment adviser fees	7,745,927
Distribution fees — Investor Shares	2,084,067
Printing and postage	79,307
Custodian fees	49,408
Professional fees	39,297
Shareowner servicing fees
Investor Shares	30,656
Institutional Shares	450
Retirement plan custodial fees
Investor Shares	27,461
Institutional Shares	1,534
Filing and registration fees	23,756
Trustee fees	23,453
Other expenses	22,756
Chief Compliance Officer expenses	16,668
Total gross expenses	10,144,740
Less custodian fee credits	(49,408)
Net expenses	10,095,332
Net investment income	$5,422,024

Net realized gain from investments and foreign currency	$42,322,572
Net decrease in unrealized appreciation on investments	(81,843,100)
Net loss on investments	$(39,520,528)

Net decrease in net assets resulting from operations	$(34,098,504)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	15

Amana Growth Fund

Statements of Changes in Net Assets	Period ended November 30, 2015	Year ended May 31, 2015
Increase (decrease) in net assets from operations
From operations
Net investment income	$5,422,024	$8,031,960
Net realized gain on investments	42,322,572	118,055,198
Net increase (decrease) in unrealized appreciation	(81,843,100)	115,743,917
Net increase (decrease) in net assets	(34,098,504)	241,831,075
Distributions to shareowners from
Net investment income
Investor Shares	-	(6,722,769)
Institutional Shares	-	(693,260)
Capital gains distribution
Investor Shares	-	(111,656,473)
Institutional Shares	-	(8,102,328)
Total distributions	-	(127,174,830)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	55,168,748	186,888,320
Institutional Shares	125,449,759	97,569,175
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	117,145,551
Institutional Shares	-	8,779,126
Cost of shares redeemed
Investor Shares	(312,575,797)	(424,752,433)
Institutional Shares	(27,580,848)	(33,175,504)
Net decrease in net assets	(159,538,138)	(47,545,765)
Total increase (decrease) in net assets	(193,636,642)	67,110,480

Net assets
Beginning of period	2,051,645,813	1,984,535,333
End of period	1,858,009,171	2,051,645,813

Undistributed net investment income	$10,408,305	$4,986,281

Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold	1,620,139	5,390,714
Number of shares issued in reinvestment of dividends and distributions	-	3,419,310
Number of shares redeemed	(9,109,041)	(12,232,526)
Net decrease in number of shares outstanding	(7,488,902)	(3,422,502)

Institutional Shares (AMIGX)
Number of shares sold	3,575,831	2,762,257
Number of shares issued in reinvestment of dividends and distributions	-	256,175
Number of shares redeemed	(807,962)	(959,214)
Net increase in number of shares outstanding	2,767,869	2,059,218

16	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Financial Highlights

Investor Shares (AMAGX)	Period ended	Year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2015	2015	2014	2013	2012	2011
Net asset value at beginning of period	$35.14	$33.22	$29.03	$25.32	$26.07	$21.19
Income from investment operations
Net investment income	0.09¹	0.13¹	0.12¹	0.13	0.06	0.02
Net gains (losses) on securities (both realized and unrealized)	(0.61)	4.02	5.10	3.65	(0.80)	4.88
Total from investment operations	(0.52)	4.15	5.22	3.78	(0.74)	4.90
Less distributions
Dividends (from net investment income)	-	(0.13)	(0.19)	(0.07)	(0.01)	(0.02)
Distributions (from capital gains)	-	(2.10)	(0.84)	-	-	-
Total distributions	-	(2.23)	(1.03)	(0.07)	(0.01)	(0.02)
Paid-in capital from early redemption fees	n/a	n/a	n/a	0.00²	0.00²	0.00²

Net asset value at end of period	$34.62	$35.14	$33.22	$29.03	$25.32	$26.07

Total Return	(1.48)%[3]	12.66%	18.12%	14.94%	(2.84)%	23.10%

Ratios / supplemental data
Net assets ($000), end of period	$1,592,065	$1,879,365	1,890,187	$2,185,221	$2,195,225	$2,210,268
Ratio of expenses to average net assets
Before custodian fee credits	1.08%[4]	1.08%	1.10%	1.11%	1.13%	1.14%
After custodian fee credits	1.07%[4]	1.08%	1.09%	1.11%	1.13%	1.14%
Ratio of net investment income after custodian fee credits to average net assets	0.52%[4]	0.38%	0.39%	0.44%	0.23%	0.07%
Portfolio turnover rate	0%	0%	0%	1%	12%	5%

Institutional Shares (AMIGX)	Period ended	Year ended	Period ended[5]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2015	May 31, 2015	May 31, 2014
Net asset value at beginning of period	$35.17	$33.23	$30.45
Income from investment operations
Net investment income	0.14¹	0.25¹	0.16¹
Net gains (losses) on securities (both realized and unrealized)	(0.62)	3.97	3.70
Total from investment operations	(0.48)	4.22	3.86
Less distributions
Dividends (from net investment income)	-	(0.18)	(0.24)
Distributions (from capital gains)	-	(2.10)	(0.84)
Total distributions	-	(2.28)	(1.08)

Net asset value at end of period	$34.69	$35.17	$33.23

Total Return	(1.36)%[3]	12.88%	12.82%[3]

Ratios / supplemental data
Net assets ($000), end of period	$265,944	$172,281	$94,349
Ratio of expenses to average net assets
Before custodian fee credits	0.84%[4]	0.83%	0.87%[4]
After custodian fee credits	0.84%[4]	0.83%	0.87%[4]
Ratio of net investment income after custodian fee credits to average net assets	0.82%[4]	0.65%	0.70%[4]
Portfolio turnover rate	0%	0%	0%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Not annualized
4 Annualized
5 Operations commenced on 09/25/2013

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	17

Amana Developing World Fund: Performance Summary

Average Annual Returns as of November 30, 2015

	1 Year	5 Year	10 Year	Expense Ratio¹
Investor Shares (AMDWX)	-18.14%	-3.27%	n/a	1.54%
Institutional Shares (AMIDX)²	-17.83%	n/a	n/a	1.24%
MSCI Emerging Markets Index	-16.99%	-3.05%	4.44%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on September 28, 2009, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in Investor Shares the Fund would have fallen to $9,079 versus rising to $10,317 in the Index. Please note that investors cannot invest directly in the index.

The Amana Developing World Fund commenced operations September 28, 2009.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated September 28, 2015, and incorporates results for the fiscal year ended May 31, 2015. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Developing World Fund began operations September 25, 2013.

Fund Objective

The objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
MercadoLibre	3.5%	Telecom Carriers	11.3%	█
VF Corp	3.1%	Packaged Food	8.0%	█
Baidu ADS	3.1%	Health Care Facilities	7.3%	█
SM Prime Holdings	3.0%	Household Products	6.7%	█
Aboitiz Power	2.9%	Apparel, Footwear & Accessory Design	5.3%	█
Bangkok Dusit Medical Services	2.9%	Power Generation	5.0%	█
Clicks Group	2.7%	E-Commerce Discretionary	3.5%	█
Telekomunikasi Indonesia ADS	2.6%	Computer Hardware & Storage	3.1%	█
KPJ Healthcare	2.6%	Internet Media	3.1%	█
Unilever ADS	2.6%	Utility Networks	3.1%	█
		Real Estate Owners & Developers	3.0%	█
		Food & Drug Stores	2.7%	█
		Specialty Pharma	2.6%	█
		Generic Pharma	2.5%	█
		Health Care Services	2.3%	█
		Other industries < 2%	14.3%	█
		Other assets (net of liabilities)	16.2%	█

18	Semi-Annual Report	November 30, 2015

Amana Developing World Fund: Schedule of Investments

Common Stocks — 83.8%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADS²	3,500	$241,481	$761,530	China³	3.1%

Telecom Carriers
Advanced Info Service	79,000	618,501	439,654	Thailand	1.8%
Axiata Group	295,000	610,256	423,668	Malaysia	1.7%
China Mobile ADS	9,000	575,991	517,230	China	2.1%
MTN Group	28,000	531,479	280,831	South Africa	1.1%
Telekomunikasi Indonesia ADS	15,000	540,799	637,650	Indonesia	2.6%
Telenor	28,000	583,414	487,202	Malaysia³	2.0%
		3,460,440	2,786,235		11.3%

		3,701,921	3,547,765		14.4%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Samsonite International	180,000	551,756	532,708	Luxembourg	2.2%
VF Corp	12,000	310,438	776,400	United States	3.1%
		862,194	1,309,108		5.3%

Automobiles
Ford Otomotiv Sanayi	40,000	378,513	448,969	Turkey	1.8%

E-Commerce Discretionary
MercadoLibre	7,000	500,586	862,680	Brazil³	3.5%

Home & Office Furnishings
Tupperware	4,200	256,746	238,434	United States	1.0%

		1,998,039	2,859,191		11.6%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	596,646	659,161	South Africa	2.7%

Household Products
Colgate-Palmolive	8,000	348,010	525,440	United States	2.1%
Kimberly-Clark de Mexico	210,000	598,635	496,301	Mexico	2.0%
Unilever ADS	14,700	592,154	629,895	United Kingdom	2.6%
		1,538,799	1,651,636		6.7%

Packaged Food
Danone ADS	37,000	510,811	517,260	France	2.1%
Indofood CBP Sukses Makmur	520,000	493,960	472,229	Indonesia	1.9%
M. Dias Branco	19,200	586,403	357,302	Brazil	1.4%
Mead Johnson Nutrition	6,000	352,781	483,540	United States	2.0%
Tiger Brands	6,000	199,013	138,489	South Africa	0.6%
		2,142,968	1,968,820		8.0%

		4,278,413	4,279,617		17.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	19

Amana Developing World Fund: Schedule of Investments

Common Stocks — 83.8%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Energy

Exploration & Production
CNOOC ADS	3,300	$608,321	$365,805	China	1.5%

Midstream-Oil & Gas
Petronas Gas	70,000	449,259	376,072	Malaysia	1.5%

		1,057,580	741,877		3.0%

Financials

Islamic Banking
BIMB Holdings	531,000	650,958	484,946	Malaysia	1.9%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	619,395	733,302	Philippines	3.0%

		1,270,353	1,218,248		4.9%

Health Care

Generic Pharma
Aspen Pharmacare	28,000	448,860	606,783	South Africa	2.5%

Health Care Facilities
Bangkok Dusit Medical Services	1,250,000	368,757	708,391	Thailand	2.9%
IHH Healthcare	300,000	391,875	446,413	Malaysia	1.8%
KPJ Healthcare	633,998	592,100	632,488	Malaysia	2.6%
		1,352,732	1,787,292		7.3%

Health Care Services
WuXi PharmaTech ADR²	12,300	434,192	562,110	China	2.3%

Medical Devices
Mindray Medical International ADS	13,000	440,442	348,660	China³	1.4%

Specialty Pharma
Genomma Lab Internacional²	273,500	615,641	214,963	Mexico	0.9%
Kalbe Farma	4,500,000	400,361	434,263	Indonesia	1.7%
		1,016,002	649,226		2.6%

		3,692,228	3,954,071		16.1%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	18,000	599,297	450,822	Turkey	1.8%

Infrastructure Construction
CCR	32,000	192,106	105,950	Brazil	0.5%
Jasa Marga	700,000	432,059	227,636	Indonesia	0.9%
		624,165	333,586		1.4%

		1,223,462	784,408		3.2%

Continued on next page.

20	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Schedule of Investments

Common Stocks — 83.8%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Technology

Application Software
Tencent Holdings ADR	13,000	$263,510	$259,350	China	1.1%

Computer Hardware & Storage
Lenovo Group	400,000	577,082	422,657	China	1.7%
Western Digital	5,500	206,904	343,255	Thailand³	1.4%
		783,986	765,912		3.1%

IT Services
Infosys ADS	14,000	243,146	233,520	India	0.9%

		1,290,642	1,258,782		5.1%

Utilities

Power Generation
Aboitiz Power	815,000	711,370	725,868	Philippines	2.9%
Manila Electric	80,000	517,224	518,649	Philippines	2.1%
		1,228,594	1,244,517		5.0%

Utility Networks
Enersis ADS	10,000	215,250	122,600	Chile	0.5%
Hong Kong & China Gas	75,000	152,484	147,297	China	0.6%
Hong Kong & China Gas ADS	242,000	496,666	482,790	China	2.0%
		864,400	752,687		3.1%

		2,092,994	1,997,204		8.1%

Total Common Stock		20,605,632	20,641,163		83.8%

Warrants 0.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	-	6,567	Malaysia	0%[4]
			6,567		0%

Total Warrants			6,567		0.0%

Total investments		$20,605,632	20,647,730		83.8%
Other assets (net of liabilities)			4,004,078		16.2%
Total assets			$24,651,808		100.0%

¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
4 Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	21

Amana Developing World Fund: Schedule of Investments

Countries

22	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2015

Assets
Investments in securities, at value (Cost $20,605,632)	$20,647,730
Cash	4,905,002
Receivable for security sales	364,247
Dividends and Income	27,231
Receivable for Fund shares sold	7,546
Other assets	1,200
Total assets	25,952,956
Liabilities
Payable for Fund shares redeemed	972,083
Payable for security purchases	263,510
Accrued expenses	36,632
Payable to affiliates	28,070
Accrued distribution fee	853
Total liabilities	1,301,148
Net Assets	$24,651,808

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$28,880,378
Undistributed net investment income	131,974
Accumulated net realized loss	(4,402,457)
Unrealized net appreciation on investments	41,913
Net assets applicable to Fund shares outstanding	$24,651,808

Net asset value per Investor Share	AMDWX
Net assets, at value	$17,641,251
Shares outstanding	1,955,168
Net asset value, offering and redemption price per share	$9.02

Net asset value per Institutional Share	AMIDX
Net assets, at value	$7,010,557
Shares outstanding	772,899
Net asset value, offering and redemption price per share	$9.07

Statement of Operations
Period ended November 30, 2015

Investment income
Dividends (net of foreign taxes of $24,972)	$212,096
Miscellaneous income	25
Total investment income	212,121
Expenses
Investment adviser fees	$127,721
Distribution fees – Investor Shares	23,395
Filing and registration fees	17,588
Custodian fees	8,314
Retirement plan custodial fees
Investor Shares	4,178
Institutional Shares	147
Professional fees	3,829
Printing and postage	2,567
Shareowner servicing fees
Investor Shares	2,405
Institutional Shares	63
Trustee fees	332
Other expenses	319
Chief Compliance Officer expenses	179
Total gross expenses	191,037
Less custodian fee credits	(8,314)
Net expenses	182,723
Net investment income	$29,398

Net realized loss from investments and foreign currency	$(1,617,606)
Net decrease in unrealized appreciation on investments and foreign currency	(2,051,273)
Net loss on investments	$(3,668,879)

Net decrease in net assets resulting from operations	$(3,639,481)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	23

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended November 30, 2015	Year ended May 31, 2015
Increase (decrease) in net assets from operations
From operations
Net investment income	$29,398	$175,643
Net realized loss on investments	(1,617,606)	(1,305,102)
Net decrease in unrealized appreciation	(2,051,273)	(529,066)
Net decrease in net assets	(3,639,481)	(1,658,525)
Distributions to shareowners from
Net investment income
Investor Shares	-	(42,212)
Institutional Shares	-	(28,411)
Total distributions	-	(70,623)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	1,981,862	7,770,745
Institutional Shares	1,061,128	3,308,659
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	42,030
Institutional Shares	-	28,411
Cost of shares redeemed
Investor Shares	(2,835,048)	(6,246,491)
Institutional Shares	(1,409,446)	(1,862,132)
Net increase (decrease) in net assets	(1,201,504)	3,041,222
Total increase (decrease) in net assets	(4,840,985)	1,312,074

Net assets
Beginning of period	29,492,793	28,180,719
End of period	24,651,808	29,492,793

Undistributed net investment income	$131,974	$102,576

Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold	207,687	716,042
Number of shares issued in reinvestment of dividends and distributions	-	3,954
Number of shares redeemed	(297,773)	(584,247)
Net increase (decrease) in number of shares outstanding	(90,086)	135,749

Institutional Shares (AMIDX)
Number of shares sold	110,831	306,839
Number of shares issued in reinvestment of dividends and distributions	-	2,668
Number of shares redeemed	(155,121)	(171,257)
Net increase (decrease) in number of shares outstanding	(44,290)	138,250

24	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Financial Highlights

Investor Shares (AMDWX)	Period ended	Year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2015	2015	2014	2013	2012	2011
Net asset value at beginning of period	$10.29	$10.88	$10.94	$9.90	$10.88	$10.16
Income from investment operations
Net investment income (loss)	0.06¹	0.05¹	0.01¹	0.06	(0.01)	(0.06)
Net gains (losses) on securities (both realized and unrealized)	(1.33)	(0.62)	(0.03)	0.98	(0.96)	0.78
Total from investment operations	(1.27)	(0.57)	(0.02)	1.04	(0.97)	0.72
Less distributions
Dividends (from net investment income)	-	(0.02)	(0.04)	-	(0.01)	-
Total distributions	-	(0.02)	(0.04)	-	(0.01)	-
Paid-in capital from early redemption fees	n/a	n/a	n/a	0.00²	0.00²	0.00²

Net asset value at end of period	$9.02	$10.29	$10.88	$10.94	$9.90	$10.88

Total Return	(12.34)%³	(5.24)%	(0.17)%	10.51%	(8.94)%	7.09%

Ratios / supplemental data
Net assets ($000), end of period	$17,641	$21,051	$20,775	$24,908	$18,073	$15,839
Ratio of expenses to average net assets
Before custodian fee credits	1.51%[4]	1.54%	1.59%	1.54%	1.63%	1.61%
After custodian fee credits	1.46%[4]	1.48%	1.54%	1.51%	1.61%	1.60%
Ratio of net investment income (loss) after custodian fee credits to average net assets	1.19%[4]	0.50%	0.06%	0.67%	(0.10)%	(0.63)%
Portfolio turnover rate	11%	14%	11%	4%	12%	2%

Institutional Shares (AMIDX)	Period ended	Year ended	Period ended[5]
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2015	May 31, 2015	May 31, 2014
Net asset value at beginning of period	$10.33	$10.91	$10.87
Income from investment operations
Net investment income	0.07¹	0.09¹	0.05¹
Net gains on securities (both realized and unrealized)	(1.33)	(0.63)	0.03
Total from investment operations	(1.26)	(0.54)	0.08
Less distributions
Dividends (from net investment income)	-	(0.04)	(0.04)
Total distributions	-	(0.04)	(0.04)

Net asset value at end of period	$9.07	$10.33	$10.91

Total Return	(12.20)%[3]	(4.96)%	0.75%[3]

Ratios / supplemental data
Net assets ($000), end of period	$7,011	$8,442	$7,406
Ratio of expenses to average net assets
Before custodian fee credits	1.26%[4]	1.24%	1.40%[4]
After custodian fee credits	1.20%[4]	1.18%	1.35%[4]
Ratio of net investment income after custodian fee credits to average net assets	1.58%[4]	0.86%	0.64%[4]
Portfolio turnover rate	11%	14%	11%

¹ Calculated using average shares outstanding
² Amount is less than $0.01
³ Not annualized
4 Annualized
5 Operations commenced on 09/25/2013

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	25

Amana Participation Fund: Performance Summary

Average Annual Returns as of November 30, 2015

The Amana Participation Fund began operations September 28, 2015 and consequently does not have returns to report. Future reports will show how the Fund's performance compares to a broad-based index.

Fund Objective

The objectives of the Participation Fund are capital preservation and current income, consistent with Islamic principles. Capital preservation is its primary objective.

Portfolio Diversification
% of Total Net Assets
Utilities	6.5%	█
Financials	6.4%	█
Industrials	4.6%	█
Energy	4.4%	█
Foreign Government Sukuk	4.3%	█
Other assets (net of liabilities)	73.8%	█

26	Semi-Annual Report	November 30, 2015

Amana Participation Fund: Schedule of Investments

Corporate Sukuk — 21.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Energy

Petronas Global	2.707% due 03/18/2020	$500,000	$497,746	Malaysia	4.4%

		500,000	497,746		4.4%

Financials

DIB	2.921% due 06/03/2020	750,000	733,125	United Arab Emirates	6.4%

		750,000	733,125		6.4%

Industrials

DP World	6.25% due 07/02/2017	500,000	524,475	United Arab Emirates	4.6%

		500,000	524,475		4.6%

Utilities

Saudi Electric Global	4.00% due 04/08/2024	750,000	748,500	Saudi Arabia	6.5%

		750,000	748,500		6.5%

Total Corporate Sukuk		2,500,000	2,503,846		21.9%

Government Sukuk — 4.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Sukuk

Hazine Mustesarligi Varlik Kiralama	2.803% due 03/26/2018	500,000	494,575	Turkey	4.3%

		500,000	494,575		4.3%

Total investments	(Cost = $3,054,098)	$3,000,000	2,998,421		26.2%
Other assets (net of liabilities)			8,453,303		73.8%
Total net assets			$11,451,724		100.0%

¹ Country of domicile

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	27

Amana Participation Fund

Statement of Assets and Liabilities
As of November 30, 2015

Assets
Investments in securities, at value (Cost $3,054,098)	$2,998,421
Cash	8,323,645
Receivable for Fund shares sold	100,888
Dividends and Income	33,458
Total assets	11,456,412
Liabilities
Payable to affiliates	4,592
Accrued expenses	89
Accrued distribution fee	7
Total liabilities	4,688
Net Assets	$11,451,724

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$11,511,296
Undistributed net investment loss	(3,895)
Unrealized net depreciation on investments	(55,677)
Net assets applicable to Fund shares outstanding	$11,451,724

Net asset value per Investor Share	AMAPX
Net assets, at value	$158,506
Shares outstanding	15,948
Net asset value, offering and redemption price per share	$9.94

Net asset value per Institutional Share	AMIPX
Net assets, at value	$11,293,218
Shares outstanding	1,135,322
Net asset value, offering and redemption price per share	$9.95

Statement of Operations
Period ended November 30, 2015

Investment income
Sukuk Income	$6,732
Total investment income	6,732
Expenses
Investment adviser fees	9,047
Professional fees	1,292
Custodian fees	200
Filing and registration fees	90
Printing and postage	63
Trustee fees	63
Distribution fees - Investor Shares	41
Other expenses	31
Total gross expenses	10,827
Less custodian fee credits	(200)
Net expenses	10,627
Net investment loss	$(3,895)

Net decrease in unrealized appreciation on investments	(55,677))
Net loss on investments	(55,677)

Net decrease in net assets resulting from operations	$(59,572)

28	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Amana Participation Fund

Statements of Changes in Net Assets	Period ended November 30, 2015
Increase (decrease) in net assets from operations
From operations
Net investment loss	$(3,895)
Net decrease in unrealized appreciation	(55,677)
Net decrease in net assets	(59,572)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	159,088
Institutional Shares	11,352,208
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-
Institutional Shares	-
Cost of shares redeemed
Investor Shares	-
Institutional Shares	-
Net increase in net assets	11,511,296
Total increase in net assets	11,451,724

Net assets
Beginning of period	-
End of period	11,451,724

Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold	15,948
Number of shares issued in reinvestment of dividends and distributions	-
Number of shares redeemed	-
Net increase in number of shares outstanding	15,948

Institutional Shares (AMIPX)
Number of shares sold	1,135,322
Number of shares issued in reinvestment of dividends and distributions	-
Number of shares redeemed	-
Net increase in number of shares outstanding	1,135,322

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2015	29

Amana Participation Fund: Financial Highlights

Investor Shares (AMAPX)	Period ended
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2015¹
Net asset value at beginning of period	$10.00
Income from investment operations
Net investment loss	(0.01)²
Net losses on securities (both realized and unrealized)	(0.05)
Total from investment operations	(0.06)

Net asset value at end of period	$9.94

Total Return	(0.60)%[3]

Ratios / supplemental data
Net assets ($000), end of period	$159
Ratio of expenses to average net assets
Before custodian fee credits	0.89%[4]
After custodian fee credits	0.88%[4]
Ratio of net investment income after custodian fee credits to average net assets	(0.47)%[4]
Portfolio turnover rate	0%[3]

Institutional Shares (AMIPX)	Period ended
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2015¹
Net asset value at beginning of period	$10.00
Income from investment operations
Net investment loss	(0.00)[2,5]
Net losses on securities (both realized and unrealized)	(0.05)
Total from investment operations	(0.05)

Net asset value at end of period	$9.95

Total Return	(0.50)%[3]

Ratios / supplemental data
Net assets ($000), end of period	$11,293
Ratio of expenses to average net assets
Before custodian fee credits	0.62%[4]
After custodian fee credits	0.61%[4]
Ratio of net investment loss after custodian fee credits to average net assets	(0.22)%[4]
Portfolio turnover rate	0%[3]

¹ Operations commenced on 9/28/2015
² Calculated using average shares outstanding
³ Since inception, not annualized
4 Since inception, annualized
5 Amount is less than $0.01

30	Semi-Annual Report	November 30, 2015	The accompanying notes are an integral part of these financial statements.

Notes To Financial Statements

Note 1 — Organization

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust ("Prior Trust") organized on July 26, 1984, pursuant to a reorganization on July 19, 2013. Each Fund is a series of the Trust and the successor to the corresponding series of the Prior Trust. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994. The Developing World Fund began operations on September 28, 2009. Institutional shares of Income, Growth, and Developing World Funds were first offered September 25, 2013. The Participation Fund (both Investor and Institutional Shares) began operations September 28, 2015.

Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.

Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:

  Rule 12b-1 expenses;
  Retirement plan custodial fees; and
  Any applicable service fees.

Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.

Investment Risks
Income, Growth, Developing World, and Participation Funds: The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest go up and down. The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.

Growth Fund: The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.

Participation Fund: While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional non-diversified fixed-income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk. The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk, along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting Islamic investment principles subsequent to the sukuk being issued.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Report	November 30, 2015	31

Notes To Financial Statements (continued)

Share Valuation Inputs as of November 30, 2015
Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Income Fund
Common Stocks¹	$1,296,020,542	$-	$-	$1,296,020,542
Total Assets	$1,296,020,542	$-	$-	$1,296,020,542

Growth Fund
Common Stocks¹	$1,810,694,593	$-	$-	$1,810,694,593
Total Assets	$1,810,694,593	$-	$-	$1,810,694,593

Developing World Fund
Common Stocks
Communications	$1,916,410	$1,631,355	$-	$3,547,765
Consumer Discretionary	2,410,222	448,969	-	2,859,191
Consumer Staples	2,156,135	2,123,482	-	4,279,617
Energy	365,805	376,072	-	741,877
Financials	-	1,218,248	-	1,218,248
Health Care	910,770	3,043,301	-	3,954,071
Industrials	-	784,408	-	784,408
Technology	836,125	422,657	-	1,258,782
Utilities	605,390	1,391,814	-	1,997,204
Total Common Stocks	9,200,857	11,440,306	-	20,641,163

Warrants¹	-	6,567	-	6,567

Total Assets	$9,200,857	$11,446,873	$-	$20,647,730

Participation Fund
Corporate Sukuk¹	$-	$2,503,846	$-	$2,503,846
Government Sukuk¹	-	494,575	-	494,575
Total Assets	$-	$2,998,421	$-	$2,998,421
During the period ended November 30, 2015, no Fund had transfers between Level 1 and Level 2. ¹ See the Schedule of Investments for additional details.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund's share classes. The Funds' shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.

Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

32	Semi-Annual Report	November 30, 2015

Notes To Financial Statements (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The table on page 32 is a summary of the inputs used as of November 30, 2015, in valuing the Funds' investments carried at fair value.

Derivative instruments and hedging activities:
The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During a previous fiscal period, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of November 30, 2015, by risk category are as follows:

Developing World Fund
Statement of Assets and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$6,567
	Total	$6,567

Statement of Operations Effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
Warrants	$-	$(1,725)
Total	$-	$(1,725)

The average monthly notional amount of warrants during the fiscal period ended November 30, 2015 was $120,659.

Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification ("ASC") 825, "Financial Instruments," identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 – 2014) or expected to be taken in the Funds' 2015 tax returns. The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:
Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV.

	Income Fund	Growth Fund	Developing World Fund
Undistributed net income	$(5,364)	$(31)	$(17,595)
Accumulated gains (losses)	$5,094	$31	$17,595
Paid-in capital	$270	$-	$-

Distributions to shareowners:
Dividends to shareowners from net investment income, if any, are paid in May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.

Semi-Annual Report	November 30, 2015	33

Notes To Financial Statements (continued)

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention.

Other:
Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital provides investment advisory services and certain other administrative and facilities required to conduct Trust business. For such services, the Income, Growth, and Developing World Fund each pay an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. The Participation Fund pays an advisory and administration fee of 0.50% of the Fund's average daily net assets. For the fiscal period ended November 30, 2015, the Funds paid the following advisory fees to Saturna Capital:

Advisory Fees
Income Fund	$5,944,060
Growth Fund	7,745,927
Developing World Fund	127,721
Participation Fund	$9,047

Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

Saturna Capital also acts as transfer agent for the Trust for which each class of a Fund pays $0.25 per account per month. For the fiscal period ended November 30, 2015, the Funds paid the following transfer agent ("shareowner servicing") fees to Saturna Capital:

Shareowner Servicing Fees
Income Fund Investor Shares (AMANX)	$17,734
Income Fund Institutional Shares (AMINX)	415
Growth Fund Investor Shares (AMAGX)	30,656
Growth Fund Institutional Shares (AMIGX)	450
Developing World Fund Investor Shares (AMDWX)	2,405
Developing World Fund Institutional Shares (AMIDX)	63
Participation Fund Investor Shares (AMAPX)	-
Participation Fund Institutional Shares (AMIPX)	$-

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal period ended November 30, 2015, the Funds paid the following distribution fees to SBS:

Distribution (12b-1) Fees
Income Fund Investor Shares (AMANX)	$1,445,287
Income Fund Institutional Shares (AMINX)	n/a
Growth Fund Investor Shares (AMAGX)	2,084,067
Growth Fund Institutional Shares (AMIGX)	n/a
Developing World Fund Investor Shares (AMDWX)	23,395
Developing World Fund Institutional Shares (AMIDX)	n/a
Participation Fund Investor Shares (AMAPX)	$41
Participation Fund Institutional Shares (AMIPX)	n/a

For the fiscal period ended November 30, 2015, Saturna Capital spent $1,743,598 from additional resources of its own, and not part of the 12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

SBS is used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission. Transactions effected through other brokers are subject to commissions payable to that broker.

34	Semi-Annual Report	November 30, 2015

Notes To Financial Statements (continued)

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended November 30, 2015, the Funds incurred the following retirement plan custodial fees to STC:

Retirement plan custodial fees
Income Fund Investor Shares (AMANX)	$21,073
Income Fund Institutional Shares (AMINX)	1,491
Growth Fund Investor Shares (AMAGX)	27,461
Growth Fund Institutional Shares (AMIGX)	1,534
Developing World Fund Investor Shares (AMDWX)	4,178
Developing World Fund Institutional Shares (AMIDX)	147
Participation Fund Investor Shares (AMAPX)	-
Participation Fund Institutional Shares (AMIPX)	$-

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital and Saturna Trust Company. He is not compensated by the Trust. For the fiscal period ended November 30, 2015, the Trust incurred trustee compensation expenses of $31,750, which is included in $42,174 of total expenses for the independent Trustees.

	Trustee Fees	Other Trustee Expenses
Income Fund	$11,790	$6,564
Growth Fund	19,669	3,784
Developing World Fund	256	76
Participation Fund	$35	$28

The officers of the Trust are paid by Saturna Capital, and not the Trust, except for the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended November 30, 2015, the Trust incurred the following related to the expense of its Chief Compliance Officer:

Chief Compliance Officer
Income Fund	$17,446
Growth Fund	16,668
Developing World Fund	179
Participation Fund	$-

On November 30, 2015, the trustees, officers, and their affiliates (including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:

Trustees', officers', and affiliates ' ownership
Income Fund Investor Shares (AMANX)	0.05%
Income Fund Institutional Shares (AMINX)	1.50%
Growth Fund Investor Shares (AMAGX)	0.03%
Growth Fund Institutional Shares (AMIGX)	1.81%
Developing World Fund Investor Shares (AMDWX)	1.41%
Developing World Fund Institutional Shares (AMIDX)	32.09%
Participation Fund Investor Shares (AMAPX)	31.35%
Participation Fund Institutional Shares (AMIPX)	27.75%

Note 5 — Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ended November 30, 2015 and fiscal year ended May 31, 2015, were as follows:

Income Fund	Period ended Nov. 30, 2015	Year ended May 31, 2015
Ordinary income	$-	$20,249,148
Long-term capital gain¹	-	13,720,162

Growth Fund	Period ended Nov. 30, 2015	Year ended May 31, 2015
Ordinary income²	-	7,416,029
Long-term capital gain¹	-	119,758,801

Developing World Fund	Period ended Nov. 30, 2015	Year ended May 31, 2015
Ordinary income²	$-	$70,623

¹ Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

² By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

Note 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2015, were as follows:

	Income Fund	Growth Fund
Cost of investments	$657,810,428	$798,771,407
Gross unrealized appreciation	642,428,089	1,018,946,596
Gross unrealized depreciation	(4,217,975)	(7,023,410)
Net unrealized appreciation	$638,210,114	$1,011,923,186

	Developing World Fund	Participation Fund
Cost of investments	$20,605,632	$3,054,098
Gross unrealized appreciation	3,064,160	-
Gross unrealized depreciation	(3,022,062)	(55,677)
Net unrealized appreciation (depreciation)	$42,098	$(55,677)

As of May 31, 2015, the components of distributable earnings on a tax basis were as follows:

Income Fund
Undistributed ordinary income	$20,751
Accumulated capital gains	31,017,161
Tax accumulated earnings	31,037,912
Other accumulated losses	(4,633)
Unrealized appreciation	722,972,044
Total accumulated earnings	754,005,323

Growth Fund
Undistributed ordinary income	$4,986,281
Accumulated capital gains	79,246,308
Tax accumulated earnings	84,232,589
Unrealized appreciation	1,093,766,286
Total accumulated earnings	1,177,998,875

Semi-Annual Report	November 30, 2015	35

Notes To Financial Statements (continued)

Developing World Fund
Undistributed ordinary income	$119,607
Tax accumulated earnings	119,607
Accumulated capital and other losses	(1,114,186)
Other accumulated losses	(1,687,696)
Unrealized appreciation	2,093,923
Other unrealized losses	(737)
Total accumulated losses	(589,089)

At May 31, 2015, the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income Fund	Growth Fund	Developing World Fund
Capital loss carryforwards expiring 2019	$-	$-	$19,458
Short-term loss carryforwards unlimited expiration	-	-	412,735
Long-term loss carryforwards unlimited expiration	-	-	681,993
Total capital loss carryforwards	-	-	1,114,186
Post-October loss deferral¹	4,633	-	1,670,665
Late year loss deferral²	-	-	17,031

¹ Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

² Net ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

Note 7 — Investments

During the fiscal period ended November 30, 2015, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$-	$114,821,344
Growth Fund	-	130,431,071
Developing World Fund	2,331,667	2,567,449
Participation Fund	$3,056,163	$-

Note 8 — Custodian

Under agreements in place with the Trust's custodian, Bank of New York Mellon, custody fees are reduced by credits for cash balances. For the fiscal period ended November 30, 2015, such reductions were as follows:

Custodian Fee Credits
Income Fund	$38,659
Growth Fund	49,408
Developing World Fund	8,314
Participation Fund	$200

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

36	Semi-Annual Report	November 30, 2015

Expenses (unaudited)

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 to November 30, 2015).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not assess any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2015]	Ending Account Value [November 30, 2015]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Investor Shares (AMANX), Actual	$1,000.00	$976.40	$5.63	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.37	$5.76	1.14%
Institutional Shares (AMINX), Actual	$1,000.00	$977.40	$4.35	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.45	0.88%

Growth Fund
Investor Shares (AMAGX), Actual	$1,000.00	$985.20	$5.36	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$5.45	1.08%
Institutional Shares (AMIGX), Actual	$1,000.00	$986.40	$4.17	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.24	0.84%

Developing World Fund
Investor Shares (AMDWX), Actual	$1,000.00	$876.60	$6.85	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.77	$7.36	1.46%
Institutional Shares (AMIDX), Actual	$1,000.00	$878.00	$5.63	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.07	$6.06	1.20%

Participation Fund¹	[September 28, 2015]
Investor Shares (AMAPX), Actual	$1,000.00	$994.00	$1.53	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.23	$1.54	0.88%
Institutional Shares (AMIPX), Actual	$1,000.00	$995.00	$1.07	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.70	$1.08	0.61%

Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2015, through November 30, 2015), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

¹ Participation Fund expenses are equal to annualized expense ratios indicated above (based on the most recent partial fiscal period of September 28, 2015, through November 30, 2015), multiplied by the average account value over the period, multiplied by 64/365 to reflect the partial fiscal period.

Semi-Annual Report	November 30, 2015	37

Renewal of Investment Advisory Contract

During their meeting of September 15, 2015 the Trustees of Amana Mutual Funds Trust discussed the continuance of the Investment Advisory and Administration Agreements between the Trust, on behalf of each Fund, and Saturna Capital Corporation ("Saturna"). In considering the renewal of the agreements with Saturna, the Trustees discussed the nature, extent, and quality of the services provided by Saturna to the Trust and each of the Funds. The Trustees considered that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors. The Trustees discussed Saturna's experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plan and trust services, accounting, marketing, and distribution — all in addition to investment management.

The Trustees took into consideration Saturna's continued avoidance of significant operational and compliance problems, plus its investments in infrastructure, information management systems, personnel, training, and investor education materials, all designed to provide high quality investor services and meet investor needs. They recognized Saturna's efforts to recruit and retain increasingly qualified, experienced, and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of the Funds. They appreciate Saturna's focus on investors and avoidance of potential conflicts of interest.

The Trustees considered the investment performance of each Fund over time, including comparative information published by Morningstar Inc. ("Morningstar"), an independent data service provider that, among other things, ranks mutual fund performance within categories comprised of similarly managed funds. The Trustees considered and discussed at length each Fund's performance relative to the Fund's Morningstar category for the one-, three-, five- and ten-year periods and the related Morningstar rankings (one through five stars) for the one-, three-, five- and ten-year periods, ended as of July 31, 2015. In addition, the Trustees considered each Fund's performance relative to the Fund's category selected by Lipper, Inc. ("Lipper"), a nationally recognized organization that ranks mutual fund performance. The Trustees considered each Fund's performance within its Lipper category, as measured in quintile rankings.

The Trustees found that the long-term investment performance of the Funds, both in absolute numbers and relative to the Morningstar and Lipper categories, remained strong. The Trustees considered the short- and medium-term investment performance of the Funds relative to their Morningstar and Lipper categories. The Trustees noted the risk-averse investment style and other factors, which can affect a Fund's performance relative to the Fund's broader Morningstar and Lipper peer categories. They understood that Islamic restrictions increase Saturna's research expenses and obligations and impose major constraints on Saturna's selection of portfolio investments. The Trustees found that Saturna continued to manage the Funds in a manner that is designed to be acceptable to Islamic investors and that the risk-adverse approach also is attractive to non-Islamic long-term equity investors.

Recognizing the investment mandate of the Funds, the Trustees also considered the performance of the Funds as compared to a group of other faith-based managed funds with similar assets and investment objectives and strategies. The Trustees considered these comparative performance data, along with the comparative data published by Morningstar and Lipper, as well as each Fund's performance relative to its benchmark, to evaluate each Fund's performance over near-term and long-term time periods. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of each Fund's agreement and that, after considering all relevant factors, it may be appropriate to approve the continuation of the agreements notwithstanding the Fund's performance.

The Trustees also reviewed the fees and expenses of the Funds and considered the components of each Fund's operating expenses. The Trustees noted that the expense ratio for the Investor share class of Amana Growth Fund and Amana Developing World Fund was less than the Morningstar category average, and the expense ratio for the Investor share class of Amana Income Fund was 4 basis points above the Morningstar category average. In light of the services provided by Saturna, the Trustees found each Fund's advisory fees and expense ratios to be comparable to funds in its peer group and to be fair given the size of each Fund, the services provided, the volume of transaction orders processed by the adviser, and the expenses incurred by the adviser. They noted the significant sponsorship of the Funds by Saturna evidenced, in part, by the amount of fees and expenses paid by Saturna out of its own resources (known as "revenue sharing") to unaffiliated intermediaries. The Trustees noted that these fees and expenses imposed by financial intermediaries are often borne by funds and the Trustees appreciated Saturna's efforts to help make the Funds widely available and less expensive. The Trustees recognized that the Funds' positive performance record over the years had likely contributed to their asset size, which resulted in lower expense ratios due to rising costs being spread over a larger asset base.

The Trustees reviewed Saturna's financial information and discussed the issue of Saturna's profitability as related to management and administration of the Funds. They discussed the reasonableness of Saturna's profitability with respect to each of the Funds as part of their evaluation of whether the advisory fees bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent, and quality of such services. The Trustees noted the more than twenty-five years of dedicated service provided to Amana shareowners by Saturna.

The Trustees considered the extent to which advisory fees paid to Saturna reflect economies of scale. The Trustees noted that as the Funds have grown, Saturna has voluntarily undertaken to include breakpoints within the advisory fee structures and agreed that any changes to the breakpoint schedule would require the approval of the Trustees. Fee breakpoints lower the operating expenses and expense ratios of the Funds. They also demonstrate that the benefits of economies of scale are being shared with shareowners. The Trustees also noted the successful introduction of low-cost Institutional shares.

The Trustees considered and compared the fees charged by Saturna to other types of accounts, including non-mutual fund advisory clients. The Trustees noted the differences between the full range of services Saturna provides to the Funds, including investment advisory services, transfer agency services, shareholder services, and other services, as compared to the investment advisory services provided to the other advisory accounts. The

38	Semi-Annual Report	November 30, 2015

Renewal of Investment Advisory Contract (continued)

Trustees also considered how the various services provided to those other accounts, which include Saturna's investment management, research, and customer service operations performed for those accounts, benefit the Funds.

The Trustees considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios. The Trustees also noted that Saturna's affiliated broker, Saturna Brokerage Services, voluntarily waives brokerage commissions for executing Fund portfolio transactions, resulting in lower transaction costs.

The Trustees concluded that the fees paid by the Funds to Saturna were, from an arm's-length bargaining perspective, reasonable and in the best interest of the Funds and their shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed to renew the agreements of Amana Growth Fund, Amana Income Fund, and Amana Developing World Funds with Saturna Capital Corporation.

Availability of Quarterly Portfolio Information

  The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.
  The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.
  The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Privacy Statement

At Saturna Capital and the Amana Mutual Funds Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800-728-8762.

Semi-Annual Report	November 30, 2015	39

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

(logo omitted)
Saturna Capital
1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
www.amanafunds.com

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	Bank of New York Mellon Brooklyn, NY
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC
This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 22, 2015, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 29, 2016
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

January 29, 2016
Date

By:

Christopher Fankhauser, Treasurer
Signature and Title

Christopher Fankhauser, Treasurer
Printed name and Title

January 29, 2016
Date